Organization and Description of Business (Details)	12 Months Ended
Dec. 31, 2013
Authentic Genius Limited [Member]
Entity Incorporation, Date Of Incorporation	Dec. 22, 2009
Entity Incorporation, State Country Name	Hong Kong
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Summary of Investment Holdings Additional Information	Investment holding
Giant Nova Holdings Limited [Member]
Entity Incorporation, Date Of Incorporation	Dec. 18, 2009
Entity Incorporation, State Country Name	the British Virgin Islands
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Summary of Investment Holdings Additional Information	Investment holding
Beijing Xin Fu Industry Consulting Corporation Limited [Member]
Entity Incorporation, Date Of Incorporation	Aug. 31, 2009
Entity Incorporation, State Country Name	the People's Republic of China ("PRC")
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Summary of Investment Holdings Additional Information	Investment holding
Beijing Wowjoint Machinery Corporation Limited [Member]
Entity Incorporation, Date Of Incorporation	Mar. 03, 2004
Entity Incorporation, State Country Name	PRC
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Summary of Investment Holdings Additional Information	Design and manufacture heavy duty construction equipment and machinery
Beijing Wowjoint Xingyun Corporation Limited [Member]
Entity Incorporation, Date Of Incorporation	May 10, 2010
Entity Incorporation, State Country Name	PRC
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Summary of Investment Holdings Additional Information	Lease and sell equipment and machinery
Zhenjiang Wowjoint Heavy - Duty Machinery Corporation Limited [Member]
Entity Incorporation, Date Of Incorporation	Apr. 13, 2011
Entity Incorporation, State Country Name	PRC
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Summary of Investment Holdings Additional Information	Design and manufacture heavy duty construction equipment and machinery
Bright Bridge Construction Incorporation [Member]
Entity Incorporation, Date Of Incorporation	Apr. 29, 2009
Entity Incorporation, State Country Name	Nevada, USA
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Summary of Investment Holdings Additional Information	Sales and marketing of equipment and machinery
BWI Consulting S.r.l [Member]
Entity Incorporation, Date Of Incorporation	Mar. 22, 2012
Entity Incorporation, State Country Name	Italy
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Summary of Investment Holdings Additional Information	Sales and marketing of equipment and